Goodwill and intangible assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Cost	$ 1,253,491	$ 594,339
Accumulated amortization	(259,557)	(244,022)
Net book value	993,934	350,317
Goodwill (Note 9)	3,694,998	3,694,998
Intangible assets gross including goodwill	4,948,489	4,289,337
Intangible assets, net (including goodwill)	4,688,932	4,045,315
Power purchase agreements
Intangible Assets [Line Items]
Cost	147,561	69,907
Accumulated amortization	(57,648)	(58,432)
Net book value	89,913	11,475
Interconnection agreement
Intangible Assets [Line Items]
Cost	690,520	155,606
Accumulated amortization	(14,110)	(2,096)
Net book value	676,410	153,510
Operations and maintenance agreement
Intangible Assets [Line Items]
Cost	46,584
Accumulated amortization	(707)
Net book value	45,877
Land right-of-way
Intangible Assets [Line Items]
Cost	368,826	368,826
Accumulated amortization	(187,092)	(183,494)
Net book value	$ 181,734	$ 185,332